Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details
Tax provision (recovery) at statutory rate (35%)	$ (212,222)	$ (164,883)
Adjustments
Permanent differences	58,111	5,661
Change in valuation allowance	154,111	159,222
Tax provision